PORTFOLIO OF INVESTMENTS – as of April 30, 2020 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks – 59.0% of Net Assets

	Aerospace & Defense – 0.7%
31	Axon Enterprise, Inc.(a)	$2,254
110	Boeing Co. (The)	15,512
44	Moog, Inc., Class A	2,177
62	Raytheon Technologies Corp.	4,018
22	Teledyne Technologies, Inc.(a)	7,165

		31,126

	Air Freight & Logistics – 0.6%
258	Expeditors International of Washington, Inc.	18,474
25	FedEx Corp.	3,169
63	United Parcel Service, Inc., Class B	5,964

		27,607

	Airlines – 0.1%
17	Delta Air Lines, Inc.	440
225	Hawaiian Holdings, Inc.	3,240

		3,680

	Auto Components – 0.3%
119	Aptiv PLC	8,277
21	BorgWarner, Inc.	600
181	Delphi Technologies PLC(a)	1,808
41	Visteon Corp.(a)	2,472

		13,157

	Automobiles – 0.4%
767	Fiat Chrysler Automobiles NV	6,604
441	General Motors Co.	9,830
43	Thor Industries, Inc.	2,846

		19,280

	Banks – 3.3%
118	Ameris Bancorp	3,001
204	BancorpSouth Bank	4,466
840	Bank of America Corp.	20,202
460	Cadence BanCorp	3,045
441	Citigroup, Inc.	21,415
260	Citizens Financial Group, Inc.	5,821
156	Columbia Banking System, Inc.	4,211
12	Comerica, Inc.	418
99	Cullen/Frost Bankers, Inc.	7,114
358	Fulton Financial Corp.	4,185
272	Huntington Bancshares, Inc.	2,513
182	International Bancshares Corp.	5,276
410	KeyCorp	4,777
28	M&T Bank Corp.	3,138
693	People’s United Financial, Inc.	8,794
95	PNC Financial Services Group, Inc. (The)	10,134

Shares	Description	Value (†)
Common Stocks – continued

	Banks – continued
191	Regions Financial Corp.	$2,053
165	TCF Financial Corp.	4,899
157	Truist Financial Corp.	5,859
281	Trustmark Corp.	7,477
350	Wells Fargo & Co.	10,168
78	Wintrust Financial Corp.	3,268
133	Zions Bancorp N.A.	4,204

		146,438

	Beverages – 1.5%
102	Brown-Forman Corp., Class B	6,344
232	Coca-Cola Co. (The)	10,647
86	Constellation Brands, Inc., Class A	14,163
419	Monster Beverage Corp.(a)	25,898
71	PepsiCo, Inc.	9,393

		66,445

	Biotechnology – 2.0%
75	AbbVie, Inc.	6,165
66	Amgen, Inc.	15,789
16	Biogen, Inc.(a)	4,749
107	BioMarin Pharmaceutical, Inc.(a)	9,846
126	Gilead Sciences, Inc.	10,584
28	Ligand Pharmaceuticals, Inc.(a)	2,760
71	Regeneron Pharmaceuticals, Inc.(a)	37,338
6	Vertex Pharmaceuticals, Inc.(a)	1,507

		88,738

	Building Products – 0.3%
212	Johnson Controls International PLC	6,171
29	Lennox International, Inc.	5,414
90	Owens Corning	3,902

		15,487

	Capital Markets – 4.2%
10	Affiliated Managers Group, Inc.	700
15	Ameriprise Financial, Inc.	1,724
499	Bank of New York Mellon Corp. (The)	18,732
19	BlackRock, Inc.	9,539
503	Charles Schwab Corp. (The)	18,973
25	CME Group, Inc.	4,455
60	FactSet Research Systems, Inc.	16,500
110	Franklin Resources, Inc.	2,072
59	Goldman Sachs Group, Inc. (The)	10,822
64	Intercontinental Exchange, Inc.	5,725
72	Invesco Ltd.	621
151	Janus Henderson Group PLC	2,703
156	Legg Mason, Inc.	7,774
72	Moody’s Corp.	17,561
39	MSCI, Inc.	12,753
69	Northern Trust Corp.	5,462

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
55	S&P Global, Inc.	$16,108
221	SEI Investments Co.	11,262
358	State Street Corp.	22,568
8	T. Rowe Price Group, Inc.	925

		186,979

	Chemicals – 0.9%
32	DuPont de Nemours, Inc.	1,505
62	Ecolab, Inc.	11,997
82	HB Fuller Co.	3,017
57	Innospec, Inc.	4,134
14	International Flavors & Fragrances, Inc.	1,834
60	Linde PLC	11,039
67	Minerals Technologies, Inc.	2,951
40	Stepan Co.	3,816

		40,293

	Commercial Services & Supplies – 0.4%
74	Healthcare Services Group, Inc.	1,886
40	MSA Safety, Inc.	4,501
59	Tetra Tech, Inc.	4,442
51	Waste Management, Inc.	5,101

		15,930

	Communications Equipment – 0.8%
96	Ciena Corp.(a)	4,440
514	Cisco Systems, Inc.	21,784
8	F5 Networks, Inc.(a)	1,114
53	InterDigital, Inc.	3,062
54	Lumentum Holdings, Inc.(a)	4,369
20	Motorola Solutions, Inc.	2,876

		37,645

	Construction & Engineering – 0.2%
183	AECOM(a)	6,636
232	Fluor Corp.	2,714

		9,350

	Consumer Finance – 1.0%
846	Ally Financial, Inc.	13,866
154	American Express Co.	14,052
281	Capital One Financial Corp.	18,198

		46,116

	Containers & Packaging – 0.2%
98	Ball Corp.	6,428
59	International Paper Co.	2,020
295	O-I Glass, Inc.	2,431

		10,879

Shares	Description	Value (†)
Common Stocks – continued

	Distributors – 0.2%
47	Genuine Parts Co.	$3,726
27	POOL CORP.	5,715

		9,441

	Diversified Consumer Services – 0.1%
121	Service Corp. International	4,446

	Diversified Telecommunication Services – 0.3%
193	AT&T, Inc.	5,881
104	Verizon Communications, Inc.	5,975

		11,856

	Electric Utilities – 0.5%
143	American Electric Power Co., Inc.	11,884
18	Edison International	1,057
36	Eversource Energy	2,905
25	FirstEnergy Corp.	1,032
54	IDACORP, Inc.	4,956
45	PPL Corp.	1,144

		22,978

	Electrical Equipment – 0.3%
20	Acuity Brands, Inc.	1,732
66	Eaton Corp. PLC	5,511
37	Hubbell, Inc.	4,604

		11,847

	Electronic Equipment, Instruments & Components – 1.0%
102	Avnet, Inc.	3,062
45	Belden, Inc.	1,539
104	Cognex Corp.	5,745
23	Coherent, Inc.(a)	2,941
41	Corning, Inc.	902
20	Littelfuse, Inc.	2,905
20	Rogers Corp.(a)	2,221
213	TE Connectivity Ltd.	15,647
123	Trimble, Inc.(a)	4,259
190	Vishay Intertechnology, Inc.	3,152

		42,373

	Energy Equipment & Services – 0.2%
136	Baker Hughes Co.	1,897
88	National Oilwell Varco, Inc.	1,112
408	Schlumberger Ltd.	6,863
63	TechnipFMC PLC	561

		10,433

	Entertainment – 1.3%
43	Activision Blizzard, Inc.	2,740
91	Cinemark Holdings, Inc.	1,299
23	Electronic Arts, Inc.(a)	2,628
59	Netflix, Inc.(a)	24,771

Shares	Description	Value (†)
Common Stocks – continued

	Entertainment – continued
31	Take-Two Interactive Software, Inc.(a)	$3,753
191	Walt Disney Co. (The)	20,657

		55,848

	Food & Staples Retailing – 0.3%
125	Kroger Co. (The)	3,951
247	SpartanNash Co.	4,236
32	Sysco Corp.	1,801
122	Walgreens Boots Alliance, Inc.	5,281

		15,269

	Food Products – 0.6%
80	Campbell Soup Co.	3,998
59	General Mills, Inc.	3,534
110	Hain Celestial Group, Inc. (The)(a)	2,842
8	Hershey Co. (The)	1,060
81	Hormel Foods Corp.	3,795
54	Ingredion, Inc.	4,385
19	J.M. Smucker Co. (The)	2,183
72	Kellogg Co.	4,716
8	McCormick & Co., Inc.	1,255
23	Mondelez International, Inc., Class A	1,183

		28,951

	Gas Utilities – 0.4%
109	New Jersey Resources Corp.	3,682
61	ONE Gas, Inc.	4,862
124	South Jersey Industries, Inc.	3,545
131	UGI Corp.	3,954

		16,043

	Health Care Equipment & Supplies – 1.0%
5	Becton Dickinson & Co.	1,263
28	Boston Scientific Corp.(a)	1,049
9	Cooper Cos., Inc. (The)	2,580
20	Danaher Corp.	3,269
18	DENTSPLY SIRONA, Inc.	764
5	Edwards Lifesciences Corp.(a)	1,088
59	Globus Medical, Inc., Class A(a)	2,800
30	Haemonetics Corp.(a)	3,413
54	Hill-Rom Holdings, Inc.	6,075
29	Hologic, Inc.(a)	1,453
13	Intuitive Surgical, Inc.(a)	6,641
193	Meridian Bioscience, Inc.(a)	2,316
40	Merit Medical Systems, Inc.(a)	1,633
7	STERIS PLC	998
3	Stryker Corp.	559
28	Varian Medical Systems, Inc.(a)	3,203
39	West Pharmaceutical Services, Inc.	7,381

		46,485

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – 2.5%
58	Acadia Healthcare Co., Inc.(a)	$1,393
19	Amedisys, Inc.(a)	3,499
9	Anthem, Inc.	2,527
44	BioTelemetry, Inc.(a)	2,055
101	Centene Corp.(a)	6,725
13	Chemed Corp.	5,415
15	Cigna Corp.	2,937
250	CVS Health Corp.	15,387
21	DaVita, Inc.(a)	1,659
52	Encompass Health Corp.	3,445
151	HCA Healthcare, Inc.	16,592
37	Henry Schein, Inc.(a)	2,019
57	Humana, Inc.	21,764
26	Laboratory Corp. of America Holdings(a)	4,276
220	MEDNAX, Inc.(a)	3,194
100	Patterson Cos., Inc.	1,828
40	Quest Diagnostics, Inc.	4,404
39	UnitedHealth Group, Inc.	11,406

		110,525

	Health Care Technology – 0.4%
184	Allscripts Healthcare Solutions, Inc.(a)	1,196
208	Cerner Corp.	14,433
100	HMS Holdings Corp.(a)	2,868

		18,497

	Hotels, Restaurants & Leisure – 1.8%
52	Dine Brands Global, Inc.	2,308
17	Domino’s Pizza, Inc.	6,153
55	Dunkin’ Brands Group, Inc.	3,456
134	Hilton Worldwide Holdings, Inc.	10,145
32	Jack in the Box, Inc.	1,930
35	Marriott Vacations Worldwide Corp.	2,905
11	McDonald’s Corp.	2,063
672	MGM Resorts International	11,310
170	Starbucks Corp.	13,044
205	Wendy’s Co. (The)	4,071
335	Yum China Holdings, Inc.	16,234
74	Yum! Brands, Inc.	6,396

		80,015

	Household Durables – 0.3%
164	KB Home	4,303
123	Meritage Homes Corp.(a)	6,465
229	Taylor Morrison Home Corp.(a)	3,332

		14,100

	Household Products – 0.8%
9	Clorox Co. (The)	1,678
176	Colgate-Palmolive Co.	12,368

Shares	Description	Value (†)
Common Stocks – continued

	Household Products – continued
181	Procter & Gamble Co. (The)	$21,334

		35,380

	Independent Power & Renewable Electricity Producers – 0.3%
90	AES Corp. (The)	1,193
162	Ormat Technologies, Inc.	10,110

		11,303

	Industrial Conglomerates – 0.3%
29	Carlisle Cos., Inc.	3,508
1,279	General Electric Co.	8,697
9	Honeywell International, Inc.	1,277

		13,482

	Insurance – 1.2%
28	Aflac, Inc.	1,043
48	Allstate Corp. (The)	4,883
447	American International Group, Inc.	11,367
23	Brighthouse Financial, Inc.(a)	591
77	Chubb Ltd.	8,317
14	eHealth, Inc.(a)	1,494
94	First American Financial Corp.	4,335
35	Hanover Insurance Group, Inc. (The)	3,513
51	Hartford Financial Services Group, Inc. (The)	1,937
48	Lincoln National Corp.	1,703
32	Marsh & McLennan Cos., Inc.	3,115
96	Prudential Financial, Inc.	5,987
35	Travelers Cos., Inc. (The)	3,542

		51,827

	Interactive Media & Services – 2.9%
17	Alphabet, Inc., Class A(a)	22,894
32	Alphabet, Inc., Class C(a)	43,157
253	Facebook, Inc., Class A(a)	51,792
79	Match Group, Inc.(a)	6,080
220	Pinterest, Inc., Class A(a)	4,545

		128,468

	Internet & Direct Marketing Retail – 2.7%
166	Alibaba Group Holding Ltd., Sponsored ADR(a)	33,643
18	Amazon.com, Inc.(a)	44,532
16	Booking Holdings, Inc.(a)	23,689
406	eBay, Inc.	16,171
69	Etsy, Inc.(a)	4,476

		122,511

	IT Services – 3.0%
103	Automatic Data Processing, Inc.	15,109
87	Cognizant Technology Solutions Corp., Class A	5,048
503	DXC Technology Co.	9,119
17	Fiserv, Inc.(a)	1,752

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – continued
87	Gartner, Inc.(a)	$10,337
23	Global Payments, Inc.	3,818
28	International Business Machines Corp.	3,516
67	MasterCard, Inc., Class A	18,423
33	Paychex, Inc.	2,261
37	PayPal Holdings, Inc.(a)	4,551
289	Sabre Corp.	2,101
13	VeriSign, Inc.(a)	2,723
279	Visa, Inc., Class A	49,863
28	WEX, Inc.(a)	3,705

		132,326

	Leisure Products – 0.0%
130	Callaway Golf Co.	1,862

	Life Sciences Tools & Services – 0.7%
24	Agilent Technologies, Inc.	1,840
31	Illumina, Inc.(a)	9,890
13	IQVIA Holdings, Inc.(a)	1,854
1	Mettler-Toledo International, Inc.(a)	720
73	NeoGenomics, Inc.(a)	1,996
51	Repligen Corp.(a)	5,923
20	Thermo Fisher Scientific, Inc.	6,693
9	Waters Corp.(a)	1,683

		30,599

	Machinery – 2.3%
68	AGCO Corp.	3,593
147	Caterpillar, Inc.	17,108
84	Cummins, Inc.	13,734
141	Deere & Co.	20,453
70	Flowserve Corp.	1,972
9	Illinois Tool Works, Inc.	1,463
91	ITT, Inc.	4,798
120	Kennametal, Inc.	3,073
72	Oshkosh Corp.	4,862
127	Parker-Hannifin Corp.	20,081
21	Proto Labs, Inc.(a)	2,133
94	Terex Corp.	1,428
80	Toro Co. (The)	5,105
20	Xylem, Inc.	1,438

		101,241

	Media – 1.2%
5	Cable One, Inc.	9,564
26	Charter Communications, Inc., Class A(a)	12,876
475	Comcast Corp., Class A	17,874
29	Discovery, Inc., Series C(a)	592
70	Fox Corp., Class A	1,811
45	Interpublic Group of Cos., Inc. (The)	764
99	New York Times Co. (The), Class A	3,220

Shares	Description	Value (†)
Common Stocks – continued

	Media – continued
64	Omnicom Group, Inc.	$3,650
74	ViacomCBS, Inc., Class B	1,277

		51,628

	Metals & Mining – 0.4%
171	Commercial Metals Co.	2,726
57	Newmont Corp.	3,390
14	Nucor Corp.	577
70	Reliance Steel & Aluminum Co.	6,270
45	Royal Gold, Inc.	5,514

		18,477

	Multi-Utilities – 0.3%
83	Consolidated Edison, Inc.	6,540
33	DTE Energy Co.	3,424
22	Sempra Energy	2,725
24	WEC Energy Group, Inc.	2,173

		14,862

	Multiline Retail – 0.2%
434	Macy’s, Inc.	2,543
61	Target Corp.	6,694

		9,237

	Oil, Gas & Consumable Fuels – 1.1%
701	Apache Corp.	9,169
69	Concho Resources, Inc.	3,914
92	Devon Energy Corp.	1,147
115	Diamondback Energy, Inc.	5,007
253	EOG Resources, Inc.	12,020
168	EQT Corp.	2,451
480	Marathon Oil Corp.	2,938
150	Noble Energy, Inc.	1,472
93	ONEOK, Inc.	2,783
519	Southwestern Energy Co.(a)	1,676
46	Valero Energy Corp.	2,914
83	World Fuel Services Corp.	2,075

		47,566

	Paper & Forest Products – 0.1%
71	Domtar Corp.	1,659
126	Louisiana-Pacific Corp.	2,520

		4,179

	Personal Products – 0.0%
11	Estee Lauder Cos., Inc. (The), Class A	1,940

	Pharmaceuticals – 1.5%
5	Allergan PLC	937
65	Bristol-Myers Squibb Co.	3,953
88	Catalent, Inc.(a)	6,085
42	Eli Lilly & Co.	6,495

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – continued
96	Merck & Co., Inc.	$7,617
107	Novartis AG, Sponsored ADR	9,066
85	Novo Nordisk A/S, Sponsored ADR	5,383
22	Perrigo Co. PLC	1,172
230	Pfizer, Inc.	8,823
446	Roche Holding AG, Sponsored ADR	19,387

		68,918

	Professional Services – 0.4%
73	Exponent, Inc.	5,134
27	Insperity, Inc.	1,288
71	Korn Ferry	2,047
44	ManpowerGroup, Inc.	3,267
38	Nielsen Holdings PLC	560
23	Verisk Analytics, Inc.	3,515

		15,811

	Real Estate Management & Development – 0.1%
43	CBRE Group, Inc., Class A(a)	1,846
37	Jones Lang LaSalle, Inc.	3,906

		5,752

	REITs - Apartments – 0.5%
133	American Campus Communities, Inc.	4,694
9	AvalonBay Communities, Inc.	1,466
89	Camden Property Trust	7,838
44	Equity Residential	2,863
12	Essex Property Trust, Inc.	2,929
4	Mid-America Apartment Communities, Inc.	448

		20,238

	REITs - Diversified – 0.2%
17	Crown Castle International Corp.	2,710
14	Digital Realty Trust, Inc.	2,093
5	Equinix, Inc.	3,376
112	Weyerhaeuser Co.	2,450

		10,629

	REITs - Health Care – 0.2%
35	Ventas, Inc.	1,132
123	Welltower, Inc.	6,302

		7,434

	REITs - Hotels – 0.1%
126	Host Hotels & Resorts, Inc.	1,551
404	Park Hotels & Resorts, Inc.	3,842

		5,393

	REITs - Office Property – 0.6%
19	Boston Properties, Inc.	1,847
200	Corporate Office Properties Trust	5,284

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Office Property – continued
227	Douglas Emmett, Inc.	$6,921
302	Easterly Government Properties, Inc.	8,127
101	Kilroy Realty Corp.	6,288

		28,467

	REITs - Storage – 0.0%
27	Iron Mountain, Inc.	653
4	Public Storage	742

		1,395

	REITs - Warehouse/Industrials – 0.1%
64	CyrusOne, Inc.	4,490

	Road & Rail – 0.5%
19	Kansas City Southern	2,481
54	Norfolk Southern Corp.	9,239
61	Ryder System, Inc.	2,159
57	Union Pacific Corp.	9,108

		22,987

	Semiconductors & Semiconductor Equipment – 2.3%
13	Advanced Micro Devices, Inc.(a)	681
66	Applied Materials, Inc.	3,279
41	Cabot Microelectronics Corp.	5,024
77	Cirrus Logic, Inc.(a)	5,821
56	Cree, Inc.(a)	2,415
220	First Solar, Inc.(a)	9,682
105	Ichor Holdings Ltd.(a)	2,615
223	Intel Corp.	13,376
91	NVIDIA Corp.	26,597
131	QUALCOMM, Inc.	10,306
59	Silicon Laboratories, Inc.(a)	5,736
138	Texas Instruments, Inc.	16,018
20	Universal Display Corp.	3,002

		104,552

	Software – 3.8%
32	Adobe, Inc.(a)	11,316
157	Autodesk, Inc.(a)	29,379
47	Blackbaud, Inc.	2,597
65	Bottomline Technologies, Inc.(a)	2,706
12	Citrix Systems, Inc.	1,740
20	Fair Isaac Corp.(a)	7,059
35	LogMeIn, Inc.	2,991
174	Microsoft Corp.	31,183
42	NortonLifeLock, Inc.	893
547	Oracle Corp.	28,975
54	PTC, Inc.(a)	3,740
40	Qualys, Inc.(a)	4,218
127	salesforce.com, Inc.(a)	20,568

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
145	Workday, Inc., Class A(a)	$22,315

		169,680

	Specialty Retail – 0.9%
48	Aaron’s, Inc.	1,532
120	American Eagle Outfitters, Inc.	954
49	Asbury Automotive Group, Inc.(a)	3,307
14	Best Buy Co., Inc.	1,074
25	Five Below, Inc.(a)	2,254
66	Home Depot, Inc. (The)	14,509
36	Lithia Motors, Inc., Class A	3,980
40	Lowe’s Cos., Inc.	4,190
36	Monro, Inc.	1,998
10	Tiffany & Co.	1,265
43	TJX Cos., Inc. (The)	2,109
51	Williams-Sonoma, Inc.	3,154

		40,326

	Technology Hardware, Storage & Peripherals – 0.8%
61	Apple, Inc.	17,922
522	Hewlett Packard Enterprise Co.	5,251
326	HP, Inc.	5,056
132	NCR Corp.(a)	2,708
39	NetApp, Inc.	1,707
25	Seagate Technology PLC	1,249
22	Western Digital Corp.	1,014
51	Xerox Holdings Corp.	933
		35,840
	Textiles, Apparel & Luxury Goods – 0.5%
30	Deckers Outdoor Corp.(a)	4,463
54	NIKE, Inc., Class B	4,708
814	Under Armour, Inc., Class A(a)	8,482
121	Wolverine World Wide, Inc.	2,479

		20,132

	Thrifts & Mortgage Finance – 0.1%
438	New York Community Bancorp, Inc.	4,757

	Trading Companies & Distributors – 0.3%
186	Fastenal Co.	6,737
38	GATX Corp.	2,253
20	W.W. Grainger, Inc.	5,512

		14,502

	Water Utilities – 0.4%
94	American Water Works Co., Inc.	11,439
123	Essential Utilities, Inc.	5,140

		16,579

Shares	Description	Value (†)
Common Stocks – continued

	Wireless Telecommunication Services – 0.1%
84	Shenandoah Telecommunications Co.	$4,495

	Total Common Stocks (Identified Cost $2,821,074)	2,637,522

Principal Amount
Bonds and Notes – 3.8%

	Agency Commercial Mortgage-Backed Securities – 0.0%
$957	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	971

	Automotive – 0.0%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	1,826

	Banking – 0.6%
2,000	American Express Co., 3.400%, 2/27/2023	2,093
2,000	American Express Co., 3.700%, 8/03/2023	2,122
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,053
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,022
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,093
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,058
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,039
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,102
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,042
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,001
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,106
1,000	KeyCorp, MTN, 2.250%, 4/06/2027	974
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,079
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,087
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,063
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,023
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,094

		28,051

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Brokerage – 0.0%
$2,000	BlackRock, Inc., 2.400%, 4/30/2030	$2,079

	Cable Satellite – 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,133

	Construction Machinery – 0.0%
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,052

	Consumer Cyclical Services – 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,435
2,000	eBay, Inc., 3.800%, 3/09/2022	2,091

		4,526

	Electric – 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,176
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,183

		4,359

	Food & Beverage – 0.1%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,202

	Government Owned - No Guarantee – 0.1%
3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	4,650

	Health Insurance – 0.1%
1,000	Anthem, Inc., 4.101%, 3/01/2028	1,119
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,365

		2,484

	Healthcare – 0.2%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,136
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,268
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,053
2,000	McKesson Corp., 3.950%, 2/16/2028	2,221
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,051

		9,729

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Independent Energy – 0.0%
$2,000	EQT Corp., 3.000%, 10/01/2022	$1,885

	Integrated Energy – 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,063
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,136
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,435

		4,634

	Midstream – 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	1,963
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,050

		3,013

	Mortgage Related – 0.9%
1,574	FHLMC, 3.000%, 6/01/2049	1,663
14,506	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	15,314
13,017	FNMA, 3.500%, with various maturities in 2049(c)	13,738
6,519	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	6,939
2,116	FNMA, 4.500%, with various maturities in 2049(c)	2,278

		39,932

	Oil Field Services – 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,017

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,174
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,057

		4,231

	Railroads – 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,121

	Restaurants – 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,187

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,069

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Technology – continued
$2,000	Intel Corp., 2.450%, 11/15/2029	$2,119
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,177
2,000	Oracle Corp., 2.950%, 5/15/2025	2,148
2,000	VMware, Inc., 2.950%, 8/21/2022	2,029

		8,542

	Treasuries – 0.7%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,272
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	5,451
5,000	U.S. Treasury Bond, 3.000%, 5/15/2045	6,871
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,404
2,000	U.S. Treasury Bond, 3.000%, 2/15/2049	2,834
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,581
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,613
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,547
3,000	U.S. Treasury Bond, 5.250%, 2/15/2029	4,208
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,097
1,000	U.S. Treasury Note, 2.125%, 12/31/2022	1,050

		28,928

	Wireless – 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,595

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.875%, 1/15/2026	2,172
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.792%, 5/15/2025(d)	1,983

		4,155

	Total Bonds and Notes (Identified Cost $163,383)	169,302

Shares
Exchange-Traded Funds – 15.6%
8,654	iShares® ESG MSCI EAFE ETF	485,922
7,155	iShares® ESG MSCI Emerging Markets ETF	210,357

Shares	Description	Value (†)
Exchange-Traded Funds – continued

	Total Exchange-Traded Funds (Identified Cost $780,398)	696,279

Affiliated Mutual Funds – 21.5%
4,215	Loomis Sayles Inflation Protected Securities Fund, Class N	$47,423
6,151	Loomis Sayles Limited Term Government and Agency Fund, Class N	71,046
6,856	Mirova Global Green Bond Fund, Class N	71,712
70,559	Mirova International Sustainable Equity Fund, Class N	768,385

	Total Affiliated Mutual Funds (Identified Cost $973,676)	958,566

	Total Investments – 99.9% (Identified Cost $4,738,531)	4,461,669
	Other assets less liabilities – 0.1%	5,756

	Net Assets – 100.0%	$4,467,425

(†)   Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.
Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.
Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Non-income producing security.

(b)   Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of April 30, 2020 is disclosed.

(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of April 30, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$55,746	$2,870	$12,712	$902	$617	$47,423	$79
Loomis Sayles Limited Term Government and Agency Fund, Class N	83,527	6,820	20,291	358	632	71,046	356
Mirova Global Green Bond Fund, Class N	83,514	5,096	15,184	466	(2,180)	71,712	199
Mirova International Sustainable Equity Fund, Class N	850,917	51,711	42,898	(1,168)	(90,177)	768,385	1,692

	$1,073,704	$66,497	$91,085	$558	$(91,108)	$958,566	$2,326

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,637,522	$—	$—	$2,637,522
Bonds and Notes*	—	169,302	—	169,302
Exchange-Traded Funds	696,279	—	—	696,279
Affiliated Mutual Funds	958,566	—	—	958,566

Total Investments	$4,292,367	$169,302	$—	$4,461,669

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2020 (Unaudited)

Equity	91.8%
Fixed Income	8.1

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%